Investments in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Investments in Joint Ventures and Associates

NOTE 11. INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

The investments in joint ventures and associates as of December 31, 2017 and 2016, were as follows:

		Percentage of investment	December 31,
			2017	2016
Deer Park Refining Limited		49.99%	Ps.14,405,542	Ps.14,039,384
Petroquímica Mexicana de Vinilo, S. A. de C. V.	(i)	44.09%	—	4,309,050
Sierrita Gas Pipeline LLC		35.00%	1,084,169	1,112,338
Frontera Brownsville, LLC.		50.00%	471,085	478,414
CH4 Energía, S. A.		50.00%	315,713	194,868
Texas Frontera, LLC.		50.00%	239,782	260,828
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		40.00%	64,328	139,523
PMV Minera, S.A. de C.V.		44.09%	45,133	61,779
Ductos el peninsular, S.A.P.I de C. V.		50.00%	18,336	18,626
Other-net		Various	63,276	122,699

			Ps.16,707,364	Ps.20,737,509

i.	On April 20, 2016, an explosion occurred in the “Planta de Clorados 3” (Chlorinated Plant 3) of the Petroquímica Mexicana de Vinilo, resulting in approximately U.S. $ 461,000 in damages. Chorinated Plant 3 incurred the greatest amount of damage, including the loss of certain assets and the closure of the plant for an undefined amount of time. The Chlorine-Soda plants and the ethylene plants did not register any damage. On December 20, 2017, Petroquímica Mexicana de Vinilo permanently closed the plant, and -the full book value was written-off impacting the value of this investment.

Profit (loss) sharing in joint ventures and associates:

	2017	2016	2015
Deer Park Refining Limited	Ps. 920,409	Ps. 1,437,850	Ps. 1,913,835
Ductos y Energéticos del Norte, S.A. de C.V.(i)	360,092	—	—
CH4 Energía S.A. de C.V.	125,132	—	—
Sierrita Gas Pipeline LLC	129,401	105,825	152,445
PMV Minera, S.A. de C.V.	6,253	—	—
Petroquímica Mexicana de Vinilo, S. A. de C. V.	(1,223,640)	(190,468)	(61,952)
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	(75,195)	—	—
Gasoductos de Chihuahua, S. de R. L. de C. V. (ii)	—	638,126	666,779
Compañía Mexicana de Exploraciones, S. A. de C. V.(iii)	—	—	(496,774)
Other, net	117,988	144,512	143,782

Profit sharing in joint ventures and associates, net	Ps. 360,440	Ps. 2,135,845	Ps. 2,318,115

i.	In November 2017, PEMEX sold its 50% interest in Ductos y Energéticos del Norte, S. de R.L. de C. V., to Infraestructura Energética Nova, S.A.B. of C.V. for a total of U.S. $ 3,141,710, yielding a profit of Ps. 3,139,103.
ii.	On September 28, 2016, PEMEX completed the divestiture of its 50% ownership interest in the Gasoductos de Chihuahua S. de R.L. de C.V. joint venture with Infraestructura Energética Nova, S.A.B. de C.V. The stock was sold for Ps. 22,684,736, yielding a profit of Ps. 15,211,039.
iii.	Beginning July 1, 2016 this company was included in the consolidated financial statements of PEMEX. Until June 30, 2016 this Company was accounted for as an investment in an associate under the equity method (see Note 3-a).

The following tables show condensed financial information of major investments recognized under the equity method during 2017 and 2016:

Condensed statements of financial position
	Deer Park Refining Limited		Sierrita Gas Pipeline, LLC
	2017	2016	2017	2016
Total assets	Ps. 41,075,547	Ps. 42,428,275	Ps.3,518,036	Ps.3,244,811

Total liabilities	Ps. 12,261,581	Ps. 14,346,643	Ps. 420,410	Ps. 66,703
Total equity	28,813,966	28,081,632	3,097,626	3,178,108

Total liabilities and equity	Ps.41,075,547	Ps. 42,428,275	Ps.3,518,036	Ps.3,244,811

Condensed statements of comprehensive income
	Deer Park Refining Limited			Sierrita Gas Pipeline, LLC		Gasoductos de Chihuahua, S. de R. L. de C. V.
	December 31,			December 31,		August 31,	December 31,
	2017	2016	2015	2017	2016	2016	2015
Sales and other income	Ps.16,427,064	Ps.16,750,155	Ps.16,658,705	Ps. 840,414	Ps. 717,351	Ps.3,798,666	Ps.4,617,982
Costs and expenses	14,586,061	13,874,172	12,830,653	470,697	414,994	2,522,415	3,284,424

Net result	Ps. 1,841,003	Ps. 2,875,983	Ps. 3,828,052	Ps. 369,717	Ps. 302,357	Ps.1,276,251	Ps.1,333,558

Additional information about the significant investments in joint ventures and associates is presented below:

•	Deer Park Refining Limited. On March 31, 1993, PMI NASA acquired 50% of the Deer Park Refinery. In its capacity as general partner of Deer Park Refining Limited Partnership, Shell is responsible for the operation and management of the refinery, the purpose of which is to provide oil refinery services to PMI NASA and Shell for a processing fee. Shell is responsible for determining the crude oil and production materials requirements and both partners are required to contribute in equal amounts. Deer Park returns to PMI NASA and Shell products in the same amounts. Shell is responsible for purchasing the total amount of finished products in stock at market prices. This joint venture is recorded under the equity method.

•	Petroquímica Mexicana de Vinilo, S.A. de C.V. On September 13, 2013, Pemex-Petrochemicals (now Pemex Industrial Transformation), through its subsidiary PPQ Cadena Productiva, S.L. and Mexichem founded Petroquímica Mexicana de Vinilo, S.A. de C.V. (Mexicana de Vinilo). The principal activity of Petroquímica Mexicana de Vinilo, S.A. de C.V. is the production and sale of chemicals. Mexicana de Vinilo’s main products are chlorine, caustic soda, ethylene and monomers of vinyl chloride. Mexichem has been responsible for operational and financial decisions for Petroquímica Mexicana de Vinilo. This investment is recorded under the equity method. Due to the damage caused by an accident that occurred in April 2016, Petroquímica Mexicana de Vinilo decided to permanently close the plant.

•	Sierrita Gas Pipeline LLC. This company was created on June 24, 2013. Its main activity is the developing of projects related to the transportation infrastructure of gas in the United States. This investment is recorded under the equity method.

•	Frontera Brownsville, LLC. Effective April 1, 2011, PMI SUS entered into a joint venture with TransMontaigne Operating Company L.P (TransMontaigne) to create Frontera Brownsville, LLC. Frontera Brownsville, LLC was incorporated in Delaware, United States, and has the corporate power to own and operate certain facilities for the storage and treatment of clean petroleum products. This investment is recorded under the equity method.

•	Texas Frontera, LLC. This company was constituted on July 27, 2010, and its principal activity is the lease of tanks for the storage of refined product. PMI SUS, which owns 50% interest in Texas Frontera, entered into a joint venture with Magellan OLP, L.P. (Magellan), and together they are entitled to the results in proportion of their respective investment. As of December 31, 2016, the company has seven tanks with a capacity of 120,000 barrels per tank. This joint venture is recorded under the equity method.

•	CH4 Energía, S.A. This company was constituted on December 21, 2000. CH4 Energía engages in the purchase and sale of natural gas and in activities related to the trading of natural gas, such as transport and distribution in Valle de Toluca, México. This joint venture is recorded under the equity method.

•	Administración Portuaria Integral de Dos Bocas, S.A. de C.V. This company was constituted on August 12, 1999. Its primary activity is adminitrating the Dos Bocas port, which is in Mexico’s public domain, promoting the port’s infrastructure and providing related port services. This investment is recorded under the equity method.

•	PMV Minera, S.A. de C.V. This company was constituted on October 1, 2014 and the principal activity is the extraction and sale of salmuera (mixture of salt and water). This investment is recorded under the equity method.

•	Gasoductos de Chihuahua, S. de R.L. de C.V. On February 6, 1997, Pemex Industrial Transformation (formerly Pemex-Refining) entered into a joint venture with IEnova Gasoductos Holding, S. de R.L de C.V. to own and operate companies related to gas transportation and distribution, called Gasoductos de Chihuahua, S. de R.L. de C.V. Decision-making requires the consent of both partners. The participation of each of the partners was 50% of the share capital. This investment was recorded under the equity method until August 2016, when PEMEX completed the divestiture of this company as described in footnote (ii) to the table above.

•	Compañía Mexicana de Exploraciones S.A. de C.V., (“COMESA”). COMESA was founded on November 12, 1968 to support PEMEX’s exploration programs. The operations of COMESA are focused on designing integral solutions for the energy sector, along the value chain for exploration and production, refining, petrochemicals, geothermal energy and other energy areas all over the energy sector in Mexico, South America and the United States. COMESA’s principal activities are: gravimetric, magnetometric and microseismic studies, land seismic data acquisition (2D,3D, 3C), marine Seismic data acquisition, seismic data processing, seismic data interpretation and integration, vertical Seismic Profile (VSP) 2D and 3D, reservoir characterization and visualization, conceptualization and definition for the exploration process. Until June 30, 2016 this company was accounted under the equity method. As of July 1, 2016 this company is included in the consolidated results.